Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income	$ 139,430	$ 141,148	$ 144,873
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	270,111	253,027	236,817
Deferred income taxes	48,785	64,309	68,639
Changes in current assets and liabilities:
Accounts receivable, net of allowances	(39,850)	(3,683)	(22,556)
Accrued utility revenue	(800)	(1,200)	(700)
Deferred purchased gas costs	129,566	(69,339)	(111,143)
Accounts payable	(3,491)	(41,499)	27,668
Accrued taxes	(8,405)	(13,573)	925
Other current assets and liabilities	18,300	23,379	5,084
Gains on sale	(3,102)	(6,171)	(4,112)
Changes in undistributed stock compensation	2,914	7,973	6,958
AFUDC	(3,008)	(1,995)	(2,274)
Changes in other assets and deferred charges	(14,166)	(21,732)	(21,719)
Changes in other liabilities and deferred credits	10,863	15,779	17,749
Net cash provided by operating activities	547,147	346,423	346,209
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(488,000)	(396,898)	(364,276)
Acquisition of businesses, net of cash acquired	(9,261)	(190,497)
Restricted cash	785	1,233
Changes in customer advances	18,300	20,363	7,773
Miscellaneous inflows	8,354	11,611	8,465
Miscellaneous outflows		(1,400)
Net cash used in investing activities	(469,822)	(555,588)	(348,038)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	35,396	405	1,635
Dividends paid	(74,248)	(66,275)	(59,535)
Centuri distribution to redeemable noncontrolling interest	(99)
Issuance of long-term debt, net	135,816	269,228	311,290
Retirement of long-term debt	(187,973)	(139,155)	(137,013)
Change in credit facility and commercial paper		140,000	(101,000)
Change in short-term debt	13,000	5,000	1,999
Principal payments on capital lease obligations	(1,420)	(434)
Other	41	(1,257)
Net cash provided by (used in) financing activities	(79,487)	207,512	17,376
Effects of currency translation on cash and cash equivalents	(1,407)	142
Change in cash and cash equivalents	(3,569)	(1,511)	15,547
Cash and cash equivalents at beginning of period	39,566	41,077	25,530
Cash and cash equivalents at end of period	35,997	39,566	41,077
Supplemental information:
Interest paid, net of amounts capitalized	66,623	65,552	58,730
Income taxes paid	$ 43,225	$ 24,247	$ 6,850